Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid rent	$ 27,000	$ 27,000	$ 26,000
Prepaid insurance	18,000	$ 31,000	11,000
Prepaid other	29,000
Prepaid licenses			6,000
Prepaid fees	16,000	$ 5,000	$ 3,000
Prepaid deposit	15,000	8,000
Prepaid professional fees	26,000	20,000
Total	$ 131,000	$ 91,000	$ 46,000